SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of segment reporting

	As of December 31,
Asset:	2023	2022
Healthcare	$18,955,991	$12,692,531
Real Estate	587,456	592,557
Others	1,202,364	59,691
Consolidated assets	$20,745,811	$13,344,780

	Years Ended December 31,
	2023	2022
Revenues:
Healthcare	$11,853,266	$10,693,196
Real Estate	–	–
Consolidated revenues	$11,853,266	$10,693,196

Cost of Sales:
Healthcare	$3,560,624	$4,060,034
Real Estate	–	–
Consolidated cost of sales	$3,560,624	$4,060,034

Income from operations from subsidiaries
Healthcare	$7,300,849	$5,845,052
Real Estate	(3,716)	(19,345)
Income from operations from subsidiaries	$7,297,133	$5,825,707

Loss from operations from Cardiff Lexington	$(2,102,088)	$(1,918,818)
Total income (loss) from operations	$5,195,045	$3,906,889

Income (Loss) before taxes
Healthcare	$5,973,233	$74,880
Real Estate	(3,716)	(19,345)
Corporate, administration and other non-operating expenses	(2,941,123)	(5,485,056)
Consolidated income (loss) before taxes	$3,028,394	$(5,429,521)